Income Taxes	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Income Taxes

11.	INCOME TAXES
The following table represents the major components of income tax expense (recovery) recognized in net (loss) earnings for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Current income tax expense	$17.3	$11.9
Deferred income tax expense (recovery)	16.9	(16.3)
Income tax expense (recovery) recognized in net (loss) earnings	$34.2	($4.4)

The statutory tax rate for 2018 was 25.0% (2017 – 25.0%). The following table reconciles the expected income tax recovery at the Canadian combined statutory income tax rate to the amounts recognized in net (loss) earnings for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
(Loss) earnings before income taxes	($38.4)	$22.2
Statutory tax rate	25.0%	25.0%
Expected income tax (recovery) expense based on above rates	($9.6)	$5.6
Effect of higher tax rates in foreign jurisdictions	(2.4)	0.3
Non-deductible expenses	4.4	4.9
Impact of local mining taxes	6.0	2.2
Impact of foreign exchange	28.8	(22.5)
Impact of renouncement of flow through share expenditures	0.3	2.6
Withholding tax	1.2	1.3
Change in unrecognized temporary differences	5.2	2.6
Other	0.3	(1.4)
Income tax (recovery) expense	$34.2	($4.4)

The following table reflects the change in deferred income tax liability at December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Balance, beginning of year	$477.0	$291.0
Deferred income tax liability recognized on Richmont Mines acquisition (note 5)	—	201.5
Deferred income tax expense (recovery) recognized in net (loss) earnings	16.9	(16.3)
Deferred income tax (recovery) expense recognized in OCI	(2.4)	3.5
Deferred income tax recovery recognized in equity	—	(2.7)
Balance, end of year	$491.5	$477.0

The following reflects the deferred income tax liability at December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Accounting value of mineral property, plant and equipment in excess of tax value	$446.8	$409.0
Accounting value of inventories in excess of tax value	13.8	34.7
Other taxable temporary differences	64.3	58.6
Non-capital losses carried forward	(33.4)	(25.3)
Deferred income tax liability	$491.5	$477.0

The Company has Canadian tax losses of $92.8 million expiring between 2024 and 2038, Mexican tax losses of $39.8 million expiring between 2019 and 2028, United States tax losses of $19.6 million expiring between 2028 and 2037, as well as Turkish tax losses of $4.3 million expiring between 2019 and 2023.
The Company has unrecognized deferred income tax assets at December 31, 2018 in respect of aggregate loss carryforwards, deductible temporary differences and unused tax credits. The unrecognized loss carryforwards, deductible temporary differences and unused tax credits are $81.9 million (December 31, 2017 -$77.8 million).
At December 31, 2018, the Company has unrecognized deferred income tax liabilities on taxable temporary differences of $13.4 million (December 31, 2017 - $6.1 million) for taxes that would be payable on the unremitted earnings of certain subsidiaries of the Company.